Inventory (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory [Line Items]
Inventory	$ 950,612	$ 1,366,181	$ 1,170,823
Food [Member]
Inventory [Line Items]
Inventory	72,535	116,191	143,582
Beverages [Member]
Inventory [Line Items]
Inventory	$ 878,077	$ 1,249,990	$ 1,027,241